Stock (Tables)	12 Months Ended
Mar. 31, 2024
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2022	2023	2024
Dividend yield	0.43%-0.46%	0.51%-0.97%	0.67%-0.71%
Expected volatility	21.71%-31.79%	21.97%-33.50%	21.91%-27.42%
Risk-free interest rate	4.99%-6.43%	6.14%-7.59%	7.21%-7.55%
Expected term (in years)	2.59-5.36	2.53-7.25	4.50-7.25

Schedule of Share-based Compensation, Stock Options, Activity
Activity in the options available to be granted under the employee stock option scheme
is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2022	2023	2024
Options available to be granted, beginning of period	104,694,170	81,992,420	54,214,165
Equity shares allocated for grant under the plan	—	—	—
Options granted	(25,628,600)	(30,480,145)	(24,384,690)
Forfeited/lapsed	2,926,850	2,701,890	2,662,442

Options available to be granted, end of period	81,992,420	54,214,165	32,491,917

Activity in the options outstanding under the employee stock option scheme is as
follows:

	Fiscal years ended March 31,
	2022			2023			2024
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	168,168,760	Rs.	1,063.79	158,106,016	Rs.	1,175.65	151,682,461	Rs.	1,264.86
Addition on account of eHDFC merger	—		—	—		—	48,559,681		1,124.77
Granted	25,628,600		1,427.29	30,480,145		1,425.69	24,384,690		1,611.84
Exercised	(32,764,494)		796.52	(34,201,810)		998.73	(46,304,966)		1,133.72
Forfeited	(2,639,100)		1,231.84	(2,175,700)		1,274.53	(2,198,002)		1,363.80
Lapsed	(287,750)		870.34	(526,190)		1,033.65	(464,440)		1,151.88

Options outstanding, end of period	158,106,016	Rs.	1,175.65	151,682,461	Rs.	1,264.86	175,659,424	Rs.	1,307.93

Options exercisable, end of period	65,321,116	Rs.	1,036.49	65,124,916	Rs.	1,162.96	98,829,856	Rs.	1,201.65
Weighted average fair value of options granted during the year		Rs.	415.12		Rs.	548.11		Rs.	607.28

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes information about stock options outstanding as of March 31, 2024:

		As of March 31, 2024
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan E	Rs. 1,636.9 (or US$ 19.64)	5,075,360.0	5.92	Rs.	1,636.9
Plan F	Rs. 716.60 to Rs. 1,636.90 (or US$ 8.60 to US$ 19.64)	15,551,708.0	4.84	Rs.	1,458.3
Plan G	Rs. 882.85 to Rs. 1,673.10 (or US$ 10.59 to US$ 20.08)	115,413,810.0	2.66	Rs.	1,333.8
eHDFC	Rs. 160.79 to Rs. 1,535.27 (or US$ 1.93 to US$ 18.42)	39,618,546.0	3.48	Rs.	1,131.5

Schedule of Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2023	2024
Dividend yield	0.47%-0.75%	0.65%-1.17%
Expected volatility	23.68%-35.35%	21.32%-35.35%
Risk-free interest rate	7.07%-7.57%	6.85%-7.18%
Expected term (in years)	1.0- 4.0	1.0- 4.0

Schedule Of Movement In Restricted Stock Units
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as of March 31, 2024:

	Number of RSUs available to be granted fiscal year ending March 31,
	2023	2024
RSUs available to be granted, beginning of period	—	97,109,000
Equity shares allocated for grant under the scheme	100,000,000	—
RSUs granted	(2,891,000)	(9,354,224)
Forfeited/lapsed	—	206,800

RSUs available to be granted, end of the period	97,109,000	87,961,576

Schedule of Share-based Compensation, Restricted Stock Units, Activity
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as
at March 31, 2024:

	Fiscal years ended March 31,
	2023			2024
	Units	Weighted average exercise price		Units	Weighted average exercise price
RSUs outstanding, beginning of period	—	Rs.	—	2,891,000	Rs.	1.0
Granted	2,891,000		1.00	9,354,224		1.0
Exercised	—		—	(316,620)		1.0
Forfeited	—		—	(203,500)		1.0
Lapsed	—			(3,300)		1.0

RSUs outstanding, end of period	2,891,000		1.00	11,721,804		1.0

RSUs exercisable, end of period	—			376,070		1.0

Weighted average fair value of RSUs granted during the year		Rs.	1,382.34		Rs.	1,565.43

Schedule of Share-based Compensation, Shares Authorized under Restricted Stock Units Plans, by Exercise Price Range
The following summarizes information about RSUs outstanding as of March 31, 2024:

		As of March 31, 2024
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS 2022	Rs. 1.00 (or US$ 0)	11,721,804	2.65	1.00